Commitments and contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Agreements (Details) - Operating commitments ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Commitments and contingencies
2026	¥ 7,808
2027	4,649
2028	4,457
2029	8,415
Future minimum payments under non-cancelable agreements	¥ 25,329